Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2022
Entity Registrant Name	dei_EntityRegistrantName	EMERGE ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001914404
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2022
Prospectus Date	rr_ProspectusDate	Sep. 08, 2022
Emerge EMPWR Sustainable Dividend Equity ETF | Emerge EMPWR Sustainable Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCA
Emerge EMPWR Sustainable Select Growth Equity ETF | Emerge EMPWR Sustainable Select Growth Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMGC
Emerge EMPWR Sustainable Global Core Equity ETF | Emerge EMPWR Sustainable Global Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMZA
Emerge EMPWR Sustainable Emerging Markets Equity ETF | Emerge EMPWR Sustainable Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCH
Emerge EMPWR Unified Sustainable Equity ETF | Emerge EMPWR Unified Sustainable Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMPW